Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

3. Property and Equipment, Net

Property and equipment consist of the following:

	September 30, 2023	December 31, 2022

Vehicles and transportation equipment	$551,906	$593,097
Leasehold improvements	314,819	314,819
Office furniture and equipment	188,131	188,131
Manufacturing equipment	179,274	179,274
Warehouse equipment	81,164	81,164
QA equipment	33,032	22,142
Tooling and Molds	—	15,992
	$1,348,326	$1,394,619

Less: accumulated depreciation	(378,286)	(250,861)
Property and equipment, net	$970,040	$1,143,758

Depreciation expense was $50,507 and $48,364 for the three months ended September 30, 2023 and 2022, respectively. Depreciation expense was $153,714 and $115,670 for the nine months ended September 30, 2023 and 2022, respectively. There were disposals and sales of fixed assets during the nine months ended September 30, 2023 and 2022 resulting in the net cash received of $36,748 and $51,679, respectively.

3.    Property and Equipment, Net

Property and equipment consist of the following:

	Years Ended December 31,
	2022	2021
Vehicles and transportation equipment	$593,097	$298,752
Leasehold improvements	314,819	59,316
Office furniture and equipment	188,131	105,003
Manufacturing equipment	179,274	—
Warehouse equipment	81,164	44,356
QA equipment	22,142	—
Tooling and Molds	15,992	15,992
	1,394,619	523,419

Less: accumulated depreciation	(250,861)	(96,190)
Property and equipment, net	$1,143,758	$427,229

Depreciation expense was $164,767 and $61,084 for the years ended December 31, 2022 and 2021, respectively.